Alger Large Cap Growth Fund | Alger Large Cap Growth Fund
Alger Large Cap Growth Fund
INVESTMENT OBJECTIVE
Alger Large Cap Growth Fund seeks long-term capital appreciation.
FUND FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $25,000 in Class A Shares of the Alger Family of Funds, including the Fund. More information about these and other discounts is available from your financial professional and in "Purchasing and Redeeming Fund Shares" beginning on page A-2 of the Fund's Prospectus and the sections "Right of Accumulation (Class A Shares)" and "Letter of Intent (Class A Shares)" on page 26 of the Fund's Statement of Additional Information.

Shareholder Fees (fees paid directly from your investment)
Shareholder Fees Alger Large Cap Growth Fund	Alger LargeCap Growth Fund Class A		Alger LargeCap Growth Fund Class B	Alger LargeCap Growth Fund Class C
Maximum sales charge (load) imposed on purchases as a % of offering price	5.25%		none	none
Maximum deferred sales charge (load) as a % of purchase price or redemption proceeds, whichever is lower	1.00%	[1]	5.00%	1.00%
Redemption Fee (as a % of amount redeemed or exchanged within 30 days)	2.00%		2.00%	2.00%
[1]	Purchases of $1 million of Class A Shares at net asset value may be subject to a contingent deferred sales charge of 1.00% on redemptions made within 12 months of purchase.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses Alger Large Cap Growth Fund		Alger LargeCap Growth Fund Class A	Alger LargeCap Growth Fund Class B	Alger LargeCap Growth Fund Class C
Management Fees	[1]	0.71%	0.71%	0.71%
Distribution and/or Service (12b-1) Fees		0.25%	1.00%	1.00%
Other Expenses		0.37%	0.26%	0.37%
Total Annual Fund Operating Expenses		1.33%	1.97%	2.08%
[1]	The Fund and Fred Alger Management, Inc. have adopted fee breakpoints for Alger Large Cap Growth Fund. The management fee for assets in excess of $1 billion is .60%.

EXAMPLE

The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in the Fund for the time periods indicated, that your investment has a 5% return each year and that the Fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses if you redeemed your shares at the end of each period:
Expense Example Alger Large Cap Growth Fund (USD $)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Alger LargeCap Growth Fund Class A	653	924	1,216	2,042
Alger LargeCap Growth Fund Class B	700	918	1,262	2,130
Alger LargeCap Growth Fund Class C	311	652	1,119	2,410

You would pay the following expenses if you did not redeem your shares:
Expense Example No Redemption Alger Large Cap Growth Fund (USD $)	1 YEAR	3 YEARS	5 YEARS	10 YEARS
Alger LargeCap Growth Fund Class A	653	924	1,216	2,042
Alger LargeCap Growth Fund Class B	200	618	1,062	2,130
Alger LargeCap Growth Fund Class C	211	652	1,119	2,410

PORTFOLIO TURNOVER

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 148.66% of the average value of its portfolio.

PRINCIPAL INVESTMENT STRATEGY

Fred Alger Management, Inc. believes companies undergoing Positive Dynamic Change offer the best investment opportunities. Positive Dynamic Change refers to companies realizing High Unit Volume Growth or companies undergoing Positive Lifecycle Change. High Unit Volume Growth companies are traditional growth companies experiencing, for example, significantly growing demand or market dominance. Positive Lifecycle Change companies are, for example, companies benefitting from regulatory change, a new product introduction or management change.

The Fund focuses on growing companies that generally have broad product lines, markets, financial resources and depth of management. Under normal circumstances the Fund invests at least 80% of its net assets in equity securities of companies that, at the time of purchase of the securities, have a market capitalization equal to or greater than the market capitalization of companies included in the Russell 1000 Growth Index, as reported by the index as of the most recent quarter-end. This index is designed to track the performance of large-capitalization growth stocks. At December 31, 2012, the market capitalization of the companies in this index ranged from $417.8 million to $498.4 billion.

The Board of Trustees of the Fund has approved further narrowing the Fund's investment focus within the range set forth above. Under normal circumstances, the Fund intends to invest at least 80% of its net assets in equity securities of companies that, at the time of purchase of the securities, have a market capitalization greater than $10 billion. The Fund will not purchase securities of companies that, at the time of purchase of the securities, have a market capitalization less than $4 billion. Additionally, the Fund will generally limit its investments to between 70 and 100 holdings.

The Fund can also invest in derivative instruments. The Fund currently expects that its primary uses of derivatives will involve: (1) purchasing put and call options and selling (writing) covered put and call options, on securities and securities indexes, to increase gain, to hedge against the risk of unfavorable price movements in the underlying securities, or to provide diversification of risk, and (2) entering into forward currency contracts to hedge the Fund's foreign currency exposure when it holds, or proposes to hold, non-U.S. dollar denominated securities.

PRINCIPAL RISKS

As with any fund that invests in stocks, your investment will fluctuate in value, and the loss of your investment is a risk of investing. The Fund's price per share will fluctuate due to changes in the market prices of its investments. Also, the Fund's investments may not grow as fast as the rate of inflation and stocks tend to be more volatile than some other investments you could make, such as bonds.

Prices of growth stocks tend to be higher in relation to their companies' earnings and may be more sensitive to market, political and economic developments than other stocks, making their prices more volatile. An investment in the Fund may be better suited to investors who seek long-term capital growth and can tolerate fluctuations in their investment's value.

A small investment in derivatives could have a potentially large impact on the Fund's performance. When purchasing options, the Fund bears the risk that if the market value of the underlying security does not move to a level that would make exercise of the option profitable, the option will expire unexercised. When a call option written by the Fund is exercised, the Fund will not participate in any increase in the underlying security's value above the exercise price. When a put option written by the Fund is exercised, the Fund will be required to purchase the underlying security at a price in excess of its market value. Use of options on securities indexes is subject to the risk that trading in the options may be interrupted if trading in certain securities included in the index is interrupted, the risk that price movements in the Fund's portfolio securities may not correlate precisely with movements in the level of an index, and the risk that Fred Alger Management, Inc. may not predict correctly movements in the direction of a particular market or of the stock market generally. Because certain options may require settlement in cash, the Fund may be forced to liquidate portfolio securities to meet settlement obligations. Forward currency contracts are subject to currency exchange rate risks and the risk of non-performance by the contract counterparty.

An investment in the Fund is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

PERFORMANCE

The following bar chart and the table beneath it provide some indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing how the Fund's average annual returns for the indicated periods compare with those of an appropriate benchmark of market performance. Performance in the bar chart does not reflect the effect of the sales charge imposed on purchases of Class A Shares of the Fund. If the bar chart reflected the applicable sales charges, returns would be less than those shown. Remember that the Fund's past performance (before and after taxes) is not necessarily an indication of how it will perform in the future. Updated performance information is available on the Fund's website www.alger.com.

ANNUAL TOTAL RETURN FOR CLASS A SHARES as of December 31 (%)

Best Quarter: Q2 2003 17.39% Worst Quarter: Q4 2008 -26.33%
AVERAGE ANNUAL TOTAL RETURN AS OF DECEMBER 31, 2012
Average Annual Returns Alger Large Cap Growth Fund	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Since Inception		Average Annual Returns, Inception Date
Alger LargeCap Growth Fund Class A	3.58%	(2.37%)	5.83%	4.82%	[1]	Dec. 31, 1996
Alger LargeCap Growth Fund Class B	3.61%	(2.38%)	5.82%	4.78%	[1]	Dec. 31, 1996
Alger LargeCap Growth Fund Class C	7.52%	(2.08%)	5.61%	4.56%	[1]	Dec. 31, 1996
Return After Taxes on Distributions Alger LargeCap Growth Fund Class A	3.31%	(2.46%)	5.79%	3.99%	[1]
Return After Taxes on Distributions and Sale of Fund Shares Alger LargeCap Growth Fund Class A	2.33%	(2.05%)	5.10%	3.82%	[1]
Russell 1000 Growth Index (reflects no deduction for fees, expenses or taxes)	15.26%	3.12%	7.52%	5.10%	[1]	Dec. 31, 1996
[1]	Performance of the Fund's Class C Shares prior to July 31, 1997 reflects the performance of the Fund's Class A Shares, as adjusted with currently applicable sales charges and operating expenses, which differ from historical charges and expenses. Since inception performance of the Fund's Class B Shares is available upon request.

In the foregoing table, after-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. The after-tax returns shown may not be relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts. After-tax returns for Class B and Class C Shares, which are not shown, will vary from those shown for Class A Shares. A "return after taxes on distributions and sale of fund shares" may sometimes be higher than the other two return figures; this happens where there is a capital loss on redemptions, giving rise to a tax benefit to the shareholder.